Intangible Assets (Tables) - BigToken Inc [Member]	9 Months Ended
Sep. 30, 2020
Schedule of Components of Intangible Assets

The components of intangible assets are as follows:

	September 30, 2020 (Unaudited)	December 31, 2019	December 31, 2018

Software	$1,843,000	$1,408,000	$660,000
Accumulated amortization	(924,000)	(539,000)	(191,000)
Intangible assets, net	$919,000	$869,000	$469,000

Schedule of Amortization Expense for the Periods

The following table summarizes the Company’s amortization expense for the periods indicated:

	Nine months ended		Years ended
	September 30, 2020 (Unaudited)	September 30, 2019 (Unaudited)	December 31, 2019	December 31, 2018
Directly identifiable as BIGToken’s	$385,000	$240,000	$348,000	$143,000
Allocated from SRAX, Inc.	290,000	340,000	510,000	210,000
Amortization expense	$675,000	$580,000	$858,000	$353,000

Schedule of Estimated Amortization Expense Related to Finite-lived Intangibles for Future Years

As of September 30, 2020 (unaudited), estimated amortization expense related to finite-lived intangibles for future years was as follows:

2020 (remaining three months)	$137,000
2021	471,000
2022	263,000
2023	48,000
Total estimated amortization expense	$919,000